Post-Employment Benefits - Summary of Sensitivity Analysis of Group Defined Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	0.80%	0.70%
Salary increase	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Average duration of the defined benefit obligation	18 years 9 months 18 days	19 years 9 months 18 days
Discount rate plus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	plus 50bps
Discount rate	1.30%
Salary increase	1.00%
Rate of pension increases	0.25%
Defined benefit obligation	$ (11,177)
Discount rate minus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	minus 50bps
Discount rate	0.30%
Salary increase	1.00%
Rate of pension increases	0.25%
Defined benefit obligation	$ (13,471)
Salary increase plus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	plus 50bps
Discount rate	0.80%
Salary increase	1.50%
Rate of pension increases	0.25%
Defined benefit obligation	$ (12,331)
Salary increase minus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	minus 50bps
Discount rate	0.80%
Salary increase	0.50%
Rate of pension increases	0.25%
Defined benefit obligation	$ (12,135)
Rate of pension increase plus 25bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	plus 25bps
Discount rate	0.80%
Salary increase	1.00%
Rate of pension increases	0.50%
Defined benefit obligation	$ (12,544)
Rate of pension increase minus 25 bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	minus 25bps
Discount rate	0.80%
Salary increase	1.00%
Rate of pension increases	0.00%
Defined benefit obligation	$ (11,934)